Summary Of Significant Accounting Policies (Summary Of Corrected Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred income taxes - current	$ 21,647	$ 8,269
Total current assets	498,068	683,019
Total assets	1,699,518	1,637,176
Income taxes payable - current	14,482	13,091
Total current liabilities	605,583	431,030
Total liabilities	809,984	616,409
Retained earnings	333,057	290,198
Stockholders Equity	854,585	1,020,767
Total equity	867,534	1,020,767	884,138	867,281
Total liabilities and stockholders' equity	1,699,518	1,637,176
As Previously Reported [Member]
Deferred income taxes - current	19,780	6,677
Total current assets	496,201	681,427
Total assets	1,697,651	1,635,584
Total current liabilities	591,101	417,939
Total liabilities	795,502	603,318
Retained earnings	345,672	301,697
Stockholders Equity	867,200	1,032,266
Total equity	880,149	1,032,266		873,752
Total liabilities and stockholders' equity	1,697,651	1,635,584
Increase/(Decrease) [Member]
Deferred income taxes - current	1,867	1,592
Total current assets	1,867	1,592
Total assets	1,867	1,592
Income taxes payable - current	14,482	13,091
Total current liabilities	14,482	13,091
Total liabilities	14,482	13,091
Retained earnings	(12,615)	(11,499)
Stockholders Equity	(12,615)	(11,499)
Total equity	(12,615)	(11,499)
Total liabilities and stockholders' equity	$ 1,867	$ 1,592